Note 6 - Debt	12 Months Ended
Mar. 31, 2026
Notes to Financial Statements
Long-Term Debt [Text Block]

6. Debt

Note Payable and Finance Obligation — During fiscal year 2024, the Company entered into an unsecured note payable with an individual lender for an interim financing arrangement associated with deposits paid to vendors for the installation of a new can manufacturing line located at one of the Company’s plant facilities. The note payable had a variable interest rate based upon the Secured Overnight Financing Rate (“SOFR”) plus 1.80% with interest payable monthly.

During fiscal year 2025, subsequent to the final installation of the can manufacturing line in September 2024, the Company took title and recorded an addition to property, plant and equipment of $21.3 million and a corresponding reduction of the vendor deposits which were recorded within other assets on the Consolidated Balance Sheet. After taking title to the equipment, the Company and the lender entered into a financing agreement for the can manufacturing line which commenced in September 2024 and is recorded as a finance obligation on the accompanying Consolidated Balance Sheets. In connection with this transaction, the note payable was cancelled. The finance obligation has a maturity date of September 14, 2031 and a monthly payment of $0.3 million which is comprised of principal and interest at a fixed rate of 5.56%.

Future minimum payments under the finance obligation are as follows (in thousands):

Fiscal years ending March 31:
2027	$3,684
2028	3,684
2029	3,684
2030	3,684
2031	3,684
Thereafter	1,840
Total minimum payment required	20,260
Less interest	2,839
Total finance obligation	17,421
Amount due within one year	2,785
Finance obligation, less current portion	$14,636

Long-term debt is comprised of the following (in thousands):

	As of:
	March 31,	March 31,
	2026	2025
Revolving credit facility	$1,000	$1,000

Term loans
Term Loan A-1
Outstanding principal	-	81,000
Unamortized debt issuance costs	-	(5)
Term Loan A-1, net	-	80,995

Term Loan A-2
Outstanding principal	253,500	268,500
Unamortized debt issuance costs	(444)	(673)
Term Loan A-2, net	253,056	267,827

Total long-term debt	254,056	349,822
Less current portion	15,000	96,000
Long-term debt, less current portion	$239,056	$253,822

Revolving Credit Facility — On December 23, 2024, the Company entered into a Loan and Security Agreement (the “Agreement”), with Wells Fargo Bank, National Association as agent for the various lenders of a senior revolving credit facility of up to $450.0 million that is seasonally adjusted to a maximum of $400.0 million during the months of April through July (the “Revolver”).

The Agreement refinanced and replaced in its entirety the Fourth Amended and Restated Loan and Security Agreement dated as of March 24, 2021, as amended from time to time, with Bank of America, N.A. as agent, issuing bank, and syndication agent, and BofA Securities, Inc. as lead arranger (the “2021 Agreement”). The Agreement maintains many of the key characteristics of the 2021 Agreement including the variable interest rate based on SOFR plus an applicable margin, type of collateral, borrowing base requirements and financial covenant calculation, if applicable.

The Revolver is secured by the majority of the Company’s accounts receivable and inventories and contains borrowing base requirements as well as a financial covenant, if certain circumstances apply. The Company utilizes its Revolver for general corporate purposes, including seasonal working capital needs, to pay debt principal and interest obligations, and to fund capital expenditures and acquisitions. Seasonal working capital needs are affected by the growing cycles of the vegetables the Company packages. The majority of vegetable inventories are produced during the months of June through November and are then sold over the following twelve months. Payment terms for vegetable produce are generally three months but may vary and range from approximately one to seven months. Therefore, the Company’s need to draw on the Revolver may fluctuate significantly throughout the year.

The interest rate benchmark for borrowings under the Revolver is based upon SOFR plus an applicable margin, as defined in the Agreement. In order to maintain availability of funds under the revolving credit facility, the Company pays a commitment fee on the unused portion of the Revolver. As of March 31, 2026, the unused portion of the Revolver was $448.6 million. The Revolver has a five-year term and matures on December 24, 2029. Accordingly, the Revolver balance is included in Long-Term Debt on the accompanying Consolidated Balance Sheets.

In connection with the Revolver refinance, certain lenders exited the syndicate and were replaced by new syndicate members. The portion of the transaction in which certain lenders exited was accounted for as an extinguishment resulting in the write-off of an immaterial amount of unamortized deferred costs. The portion of the transaction comprised of lenders that remained in the syndicate was accounted for as a modification, resulting in the Company continuing to defer the remaining unamortized costs over the term of the Revolver. Additionally, the Company incurred $1.6 million of new debt issuance costs which will be deferred over the term of the Revolver and amortized on a straight-line basis. On the closing date, a repayment of $70.0 million was made to satisfy the outstanding revolving credit facility obligations immediately prior to the refinance transaction, and a corresponding Revolver borrowing of the same amount was drawn to fund the payment. The Consolidated Statement of Cash Flows reflects the payment of debt issuance costs and the gross repayment and borrowing amounts for the Revolver within financing activities for fiscal year 2025.

The following table summarizes certain quantitative data for Revolver borrowings during fiscal year 2026 and fiscal year 2025 (in thousands, except for percentages):

	As of:
	March 31,	March 31,
	2026	2025
Outstanding borrowings	$1,000	$1,000
Interest rate	4.92%	5.83%

	Fiscal Year:
	2026	2025
Maximum amount of borrowings drawn during the period	$26,086	$233,063
Average outstanding borrowings	$2,237	$124,606
Weighted average interest rate	5.46%	6.86%

Term Loans — On January 20, 2023, the Company entered into a Second Amended and Restated Loan and Guaranty Agreement with Farm Credit East, ACA (the “Term Loan Agreement”) which governs two term loans, as summarized below:

Term Loan A-1: The Term Loan Agreement provides for the continuation of a $100.00 million unsecured term loan with a maturity date of June 1, 2025 and fixed interest rate of 3.3012%. Quarterly principal payments are $1.0 million on Term Loan A-1. Upon maturity during fiscal year 2026, the Company paid the Term Loan A-1 in full using available cash on hand of $81.0 million.

Term Loan A-2: The Term Loan Agreement adds an additional term loan in the amount of $175.0 million that will mature on January 20, 2028, and is secured by a portion of the Company’s property, plant and equipment. Term Loan A-2 bears interest at a variable interest rate based upon SOFR plus an additional margin determined by the Company’s leverage ratio. Quarterly payments of principal outstanding on Term Loan A-2 in the amount of $1.5 million commenced on March 1, 2023. The Company expects to maintain or have access to sufficient liquidity to retire or refinance long-term debt at maturity or otherwise, from operating cash flows, access to the capital markets, and its Revolver. The Company continuously evaluates opportunities to refinance its debt; however, any refinancing is subject to market conditions and other factors, including financing options that may be available to the Company from time to time, and there can be no assurance that the Company will be able to successfully refinance any debt on commercially acceptable terms, if at all.

On May 23, 2023, the Term Loan Agreement was amended by the Second Amended and Restated Loan and Guaranty Agreement Amendment which amended, restated and replaced in its entirety Term Loan A-2 (the “Amendment”). The Amendment provides a single advance term facility in the principal amount of $125.0 million to be combined with the outstanding principal balance of $173.5 million on Term Loan A-2 into one single $298.5 million term loan (“Amended Term Loan A-2”). Amended Loan Term A-2 is secured by a portion of the Company’s property, plant and equipment and bears interest at a variable interest rate based upon SOFR plus an additional margin determined by the Company’s leverage ratio. Quarterly payments of principal outstanding on Amended Term Loan A-2 in the amount of $3.75 million commenced on June 1, 2023. The Amendment continues all aspects of Term Loan A-1 as defined in the Term Loan Agreement. As of March 31, 2026, the interest rate on Amended Term Loan A-2 was 5.42%.

The Amendment for Term Loan A-1 and Term Loan A-2 (collectively, the “Term Loans”) contains restrictive covenants usual and customary for loans of its type, in addition to financial covenants including minimum EBITDA and minimum tangible net worth which apply to both Terms Loans described above. In connection with the Amended Term Loan A-2, the Company incurred $1.1 million of financing costs which are deferred and amortized over the life of the term loan.

The Term Loans permit the Company to participate in a patronage program. The program allows the Company to receive an annual patronage distribution from Farm Credit East, ACA, which is earned during a given calendar year period based on its eligible borrowings. The distribution is not guaranteed and if declared by Farm Credit East, ACA, the amount will be received by the Company during the fourth quarter of each fiscal year. The Company received $3.3 million, $4.2 million, and $3.7 million of patronage distributions in fiscal years 2026, 2025 and 2024, respectively. The patronage distribution is included within other non-operating income in the Consolidated Statements of Net Earnings.

Debt repayment requirements in each of the five subsequent fiscal years are presented below (in thousands):

Fiscal years ending March 31:
2027	$15,000
2028	238,500
2029	-
2030	1,000
2031	-
Total	$254,500

Covenants and Other Debt Matters — The Company’s debt agreements, including the Revolver and Term Loans, contain customary affirmative and negative covenants that restrict, with specified exceptions, the Company’s ability to incur additional indebtedness, incur liens, pay dividends on the Company’s capital stock, make other restricted payments, including investments, transfer all or substantially all of the Company’s assets, enter into consolidations or mergers, and enter into transactions with affiliates. The Company’s debt agreements also require the Company to meet certain financial covenants including a minimum EBITDA and minimum tangible net worth. The Revolver contains borrowing base requirements related to accounts receivable and inventories and also requires the Company to meet a financial covenant related to a minimum fixed charge coverage ratio if (a) an event of default has occurred or (b) availability on the Revolver is less than the greater of (i) 10% of the commitments then in effect and (ii) $30.0 million. The most restrictive financial covenant in the debt agreements is the minimum EBITDA within the Term Loans which for fiscal year 2026 was greater than $75.0 million. The Company computes its financial covenants as if the Company were on the FIFO method of inventory accounting. The Company has met all such financial covenants as of March 31, 2026.

The Company's debt agreements limit the payment of dividends and other distributions, subject to availability under the Revolver. There is an annual total distribution limitation of $50,000, less aggregate annual dividend payments totaling $23,181 that the Company presently pays on two outstanding classes of preferred stock. The carrying value of assets pledged for secured debt, including the Revolver, Term Loan A-2, finance obligation, and lease obligations, is $864.4 million as of March 31, 2026.

Standby Letters of Credit – The Company has standby letters of credit for certain insurance-related requirements. The Company’s standby letters of credit are automatically renewed annually, unless the issuer gives cancellation notice in advance. On March 31, 2026, the Company had $0.4 million in outstanding standby letters of credit. These standby letters of credit are supported by the Company’s Revolver and reduce borrowings available under the Revolver.